Deferred compensation plans	12 Months Ended
Mar. 31, 2014
Deferred compensation plans
Deferred compensation plans

16. Deferred compensation plans:

Nomura issues compensation awards to senior management and other employees, certain of which are linked to the Company’s share price, in order to retain and motivate key staff.

These stock-based compensation awards comprise Plan A and Plan B Stock Acquisition Rights (“SARs”), Notional Stock Units (“NSUs”), Collared Notional Stock Units (“CSUs”) and Multi-Year Performance Deferral Awards (“MYPD awards”). SAR Plan A awards are effectively awards of stock options while SAR Plan B awards, NSUs and CSUs are analogous to awards of restricted stock. MYPD awards are performance-based incentive awards for senior management linked to the profitability of Nomura. The Company also issues other deferred compensation awards, namely Notional Index Units (“NIUs”) which are linked to world stock index quoted by Morgan Stanley Capital International.

Certain new deferred awards granted since May 2013 include “Full Career Retirement” provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination if certain criteria based on corporate title and length of service within Nomura are met.

SAR Plan A awards

The Company issues SAR Plan A awards over the Company’s common stock pursuant to several stock option plans which vest and become exercisable two years after the grant date, and expire approximately seven years after the grant date, subject to forfeiture on termination of employment. The exercise price generally is not less than the fair value of the Company’s common stock on grant date.

The fair value of these stock options as of grant date is estimated using a Black-Scholes option-pricing model and using the following assumptions:

•	Expected volatilities based on historical volatility of the Company’s common stock;

•	Expected dividend yield based on the current dividend rate at the time of grant;

•	Expected lives of the awards determined based on historical experience; and

•	The risk-free interest rate-estimate based on yen swap rate with a maturity equal to the expected lives of options.

The weighted-average grant date fair values of options granted during the years ended March 31, 2012, 2013 and 2014 were ¥48, ¥78 and ¥272 per share, respectively. The weighted-average assumptions used in each of the years were as follows:

	Year ended March 31
	2012	2013	2014
Expected volatility	41.78%	43.11%	45.97%
Expected dividends yield	3.31%	2.12%	1.00%
Expected lives (in years)	6	7	7
Risk-free interest rate	0.63%	0.45%	0.51%

The following table presents activity relating to SAR Plan A awards for the year ended March 31, 2014:

	Outstanding (number of shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2013	16,545,500	¥848	3.8
Granted	2,711,000	838
Exercised	(1,537,700)	410
Forfeited	(32,300)	416
Expired	(1,727,000)	1,741

Outstanding as of March 31, 2014	15,959,500	¥791	3.8

Exercisable as of March 31, 2014	10,414,600	¥913	2.5

No SAR Plan A awards were exercised during the years ended March 31, 2012. The total intrinsic value of SAR Plan A awards exercised during the years ended March 31, 2013 and 2014 were ¥2 million and ¥591 million, respectively.

The aggregate intrinsic values of SAR Plan A awards outstanding and exercisable as of March 31, 2014 were ¥2,170 million and ¥1,138 million, respectively.

As of March 31, 2014, there was ¥648 million of total unrecognized compensation cost related to SAR Plan A awards. The cost is expected to be recognized over a weighted average period of 1.5 years. The total fair values of awards vested during the years ended March 31, 2013 and 2014 were ¥0 million and ¥1,403 million, respectively.

SAR Plan B awards

The Company issues SAR Plan B awards over the Company’s common stock pursuant to several stock unit plans which vest and become exercisable approximately from one to five years after the grant date, and expire approximately from six to ten years after the grant date. The exercise price is a nominal ¥1 per share.

The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2014:

	Outstanding (number of shares)	Weighted-Average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2013	117,543,400	¥419	5.7
Granted	21,258,700	782
Exercised	(43,152,100)	477
Forfeited	(3,013,000)	437
Expired	(15,900)	2,471

Outstanding as of March 31, 2014	92,621,100	¥474	5.3

Exercisable as of March 31, 2014	15,553,400	¥587	3.5

The weighted-average grant date fair value per share for the years ended March 31, 2012 and 2013 were ¥397 and ¥298, respectively.

The total intrinsic values of SAR Plan B awards exercised during the years ended March 31, 2012, 2013 and 2014 were ¥3,284 million, ¥15,299 million and ¥33,951 million, respectively.

The aggregate intrinsic values of SAR Plan B awards outstanding and exercisable as of March 31, 2014 were ¥61,223 million and ¥10,247 million, respectively.

As of March 31, 2014, total unrecognized compensation cost relating to SAR Plan B awards was ¥7,084 million. The cost is expected to be recognized over a weighted average period of 2.0 years. The total fair values of awards vested during the years ended March 31, 2012, 2013 and 2014 were ¥3,868 million, ¥3,624 million and ¥34,943 million, respectively.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to SAR Plan A and SAR Plan B awards for the years ended March 31, 2012, 2013 and 2014 was ¥26,869 million, ¥19,091 million and ¥19,458 million, respectively.

Cash received from the exercise of SAR Plan A and SAR Plan B awards during the year ended March 31, 2014 was ¥674 million and the tax benefit realized from exercise of these awards was ¥1,243 million.

NSU and CSU awards

NSUs and CSUs are cash-settled awards linked to the price of the Company’s common stock which have graded vesting over three to five years from grant date. NSUs replicate the key features of SAR Plan B awards described above but are settled in cash rather than the Company’s common stock. CSUs are similar to NSUs but exposure of the employee to movements in the price of the Company’s common stock is subject to a cap and floor.

The fair value of NSUs and CSUs are determined using the price of the Company’s common stock.

The following table presents activity related to NSUs and CSUs for the year ended March 31, 2014:

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2013	62,531,576	¥583		70,736,824	¥316
Granted	22,580,418	733	(1)	23,554,780	824	(1)
Vested	(30,653,904)	752	(2)	(41,108,841)	435	(2)
Forfeited	(2,762,879)			(2,484,835)

Outstanding as of March 31, 2014	51,695,211	¥652	(3)	50,697,928	¥429	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2014

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NSUs and CSUs for the years ended March 31, 2012, 2013 and 2014 were ¥27,257 million, ¥33,286 million and ¥37,396 million, respectively. Total unrecognized compensation cost relating to NSU, based on the fair value of these awards as of March 31, 2014 was ¥4,858 million, which will be recognized through the consolidated statements of income over a remaining weighted-average period of 2.5 years. Total unrecognized compensation cost relating to CSU, based on the fair value of these awards as of March 31, 2014 was ¥6,089 million, which will be recognized through the consolidated statements of income over a remaining weighted-average period of 2.8 years.

The total fair value of shares relating to NSUs vested during the years ended March 31, 2012, 2013 and 2014 were ¥10,100 million, ¥14,045 million and ¥23,066 million, respectively.

The total fair value of shares relating to CSUs vested during the years ended March 31, 2012, 2013 and 2014 were ¥6,272 million, ¥10,959 million and ¥17,868 million, respectively.

MYPD awards

During the year ended March 2013, Nomura issued MYPD awards, which are new performance-based incentive awards for senior management and other senior employees. Under the terms of the award, employees are granted notional performance units which are linked to the profitability of Nomura and specific business segments over a cumulative two year performance period. At the end of the performance period, depending on the extent to which profitability targets are met, the notional performance units are converted into a pre-determined amount of SAR Plan B awards or NSUs.

The MYPD awards are classified as equity awards because these are expected to result in the issuance of SARs. Since these awards contain both performances and service conditions, total compensation cost is recognized over the requisite service period of the employee who receives the award, to the extent it is deemed probable that the performance condition will be met.

The following table presents activity relating to MYPD awards for the year ended March 31, 2014:

	Outstanding (number of shares)(1)	Weighted Average grant date fair value per share
Outstanding as of March 31, 2013	27,154,950	¥298
Forfeited	(1,388,700)	298

Outstanding as of March 31, 2014	25,766,250	¥298

(1)	Based on the probable number of SARs which will be issued on conversion of notional performance units at the end of the performance period.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to MYPD awards, based on the current estimate of the extent to which it is probable that the performance conditions within the awards will be met for the year ended March 31, 2013 and 2014 were ¥2,864 million and ¥1,633 million. As of March 31, 2014, total unrecognized compensation cost relating to MYPD awards was ¥3,186 million. This cost is expected to be recognized over a weighted average period of 2.6 years.

Total related tax benefits recognized in the consolidated statements of income for compensation expenses relating to SAR A plan awards, SAR B plan awards and MYPD for the years ended March 31, 2012, 2013 and 2014 was ¥1,092 million, ¥1,081 million and ¥1,992 million, respectively. The dilutive effect of outstanding compensation plans is included in the weighted average number of shares outstanding used in diluted EPS computations.

NIU awards

In addition to the stock-based compensation awards described above, Nomura also grants NIUs to certain senior management and employees. NIUs are cash-settled awards linked to a world stock index quoted by Morgan Stanley Capital International which have graded vesting over three to five years from the grant date.

The fair value of NIUs is determined using the price of the index.

The following table presents activity relating to NIUs for the year ended March 31, 2014:

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2013	49,760,941	$3,674
Granted	25,208,515	3,841	(2)
Vested	(35,713,017)	4,097	(3)
Forfeited	(2,153,860)

Outstanding as of March 31, 2014	37,102,579	$4,354	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2014.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NIUs for the year ended March 31, 2012, 2013 and March 31, 2014 were ¥8,819 million, ¥8,266 million and ¥15,388 million respectively. Total unrecognized compensation cost, based on the fair value of these awards as of March 31, 2014 was ¥4,130 million which will be recognized through the consolidated statements of income over a remaining weighted-average period of 2.7 years.

The total fair value of shares relating to NIUs vested during the years ended March 31, 2012, 2013 and 2014 were ¥4,619 million, ¥8,224 million and ¥14,651 million, respectively.

Total tax benefits recognized in the consolidated statements of income for compensation expense relating to NSUs, CSUs and NIUs for the years ended March 31, 2012, 2013 and 2014 were ¥2,220 million, ¥1,773 million and ¥1,767 million, respectively.

Subsequent events

On May 15, 2014, the Company adopted a resolution to issue SARs to directors, executive officers and employees, etc of the Company and its subsidiaries and has issued SARs on June 5, 2014. The total number of SARs issued was 443,399 for the acquisition of 44,339,900 shares. The exercise price is a nominal ¥1 per share. The vesting period of the SARs range from approximately one to three years from grant date and can be exercised up to five years after vesting date.

In May 2014, Nomura also granted the issuance of NSUs, CSUs and NIUs to certain senior management and employees. These awards have a total grant date fair value of ¥40 billion and a vesting period of up to three years.